Description of Business and Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($)		4 Months Ended	8 Months Ended	12 Months Ended
	Sep. 07, 2018	Dec. 31, 2018	Sep. 07, 2018	Dec. 31, 2020	Dec. 31, 2019
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Date of incorporation				Jul. 18, 2018
Restricted cash current				$ 0	$ 0
Payment towards loans and advances to related parties				4,100,000
Inventory finished goods current				400,000	300,000
Deferred offering costs				2,100,000	0
Impairment of long lived assets held for use				0	0
Capitalized costs to obtain contract from customers	$ 600,000	$ 300,000	$ 600,000	700,000	1,300,000
Capitalized contract cost, amortization		$ 8,000	563,000	$ 538,000	231,000
Percentage of unrecognized tax benefits to be realized for recognition in the income statement				50.00%
Gain on sale of equity method investment			1,800,000
Class of warrant or right, exercise price of warrants or rights				$ 0.0001
Pointsbet Holding Pty Ltd [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Gain on sale of equity method investment			$ 1,800,000
Equity method investments				$ 0	0
Executive Officer [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Payment towards loans and advances to related parties	$ 4.1
Related party transaction rate of interest	2.50%
Notes receivable from related party				$ 4,700,000	$ 4,500,000
Accounts Receivable [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Concentration risk percentage				10.00%	10.00%
Accounts Payable [Member] | Supplier One [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Concentration risk percentage				17.00%	35.00%
Accounts Payable [Member] | Supplier Two [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Concentration risk percentage					12.00%
Accounts Payable [Member] | Supplier Three [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Concentration risk percentage					12.00%